General (Operating Leases) (Q2) (Details) - USD ($) $ in Millions	Jun. 28, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating lease, right-of-use assets	$ 154	$ 144	$ 117
Operating lease, liabilities	$ 162	$ 148	$ 123